                       Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]


April 29, 2008

Via EDGAR Transmission
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      MetLife Insurance Company of Connecticut
         MetLife of CT Separate Account QP for Variable Annuities ("Registrant") Post-Effective Amendment No. 17 to Form N-4
         Registration No. 333-00165/811-07487
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         Gold Track and Gold Track Select
         Statement of Additional Information

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the MetLife of CT Separate Account QP for Variable Annuities Statement of Additional Information dated April 28, 2008, which was filed electronically on April 7, 2008 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
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Myra L. Saul
Associate General Counsel